Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Oil And Gas Producing Activities [Line Items]
Total net revenues	$ 261,072	$ 216,644	$ 159,387
Other	(4,110)	(3,299)	(2,743)
Net profit (loss) before income tax	8,703	(29,804)	29,063
Income tax expense / benefit	3,969	1,425	(24,637)
Argentina [member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net sales to unaffiliated parties	521	18,489	13,812
Net intersegment sales	115,955	95,496	64,191
Total net revenues	116,476	113,985	78,003
Production costs	(69,944)	(65,823)	(43,955)
Exploration expenses	(2,279)	(3,140)	(2,342)
Depreciation and expense for valuation allowances	(45,277)	(38,036)	(22,861)
Impairment of Property, plan and equipment	5,032	(34,943)	(2,361)
Other	(2,706)	(836)	(401)
Net profit (loss) before income tax	1,302	(28,793)	6,083
Income tax expense / benefit	(456)	10,434	(2,114)
Results of oil and gas producing activities	846	(18,359)	3,969
Other foreign [Member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net sales to unaffiliated parties		98	197
Total net revenues		98	197
Production costs		(39)	(89)
Exploration expenses	(168)	(17)	(127)
Depreciation and expense for valuation allowances		(90)	(148)
Impairment of Property, plan and equipment			(174)
Other			(56)
Net profit (loss) before income tax	(168)	(48)	(397)
Income tax expense / benefit	59	16	79
Results of oil and gas producing activities	(109)	(32)	(318)
Worldwide [Member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net sales to unaffiliated parties	521	18,587	14,009
Net intersegment sales	115,955	95,496	64,191
Total net revenues	116,476	114,083	78,200
Production costs	(69,944)	(65,862)	(44,044)
Exploration expenses	(2,447)	(3,157)	(2,469)
Depreciation and expense for valuation allowances	(45,277)	(38,126)	(23,009)
Impairment of Property, plan and equipment	5,032	(34,943)	(2,535)
Other	(2,706)	(836)	(457)
Net profit (loss) before income tax	1,134	(28,841)	5,686
Income tax expense / benefit	(397)	10,450	(2,035)
Results of oil and gas producing activities	$ 737	$ (18,391)	$ 3,651